Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Accounting Policies [Abstract]
Schedule of Property and Equipment
The estimated useful lives for each major depreciable classification of property and equipment are as follows

Manufacturing machinery and equipment	3-7 years
Office furniture and equipment	3- 7 years
Vehicles	3-10 years
Leasehold improvements	3- 20 years

The estimated useful lives for each major depreciable classification of property and equipment are as follows

Manufacturing machinery and equipment	3-7 years
Office furniture and equipment	3-7 years
Vehicles	3-10 years
Leasehold improvements	3-20 years

Schedule of Valuation Techniques	The following assumptions were used for the valuation of the private warrants:

Warrant term (yrs.)	4.7
Volatility	30.4%
Risk-free rate	0.91%
Dividend yield	—%

Schedule of Change in Fair Value
The change in the fair value of warrant liabilities is as follows:

Balance assumed in the Business Combination at June 7, 2021	$37,149
Conversion of Private warrants to Public warrants	(11,091)
Redeemed/exercised warrants	(31,976)
Change in fair value of warrants	5,918

Balance at January 1, 2022	$—

Schedule of Allowance for Credit Loss
The summary of activity in the allowance for credit losses for the three months ended April 2, 2022 and March 27, 2021 are as follows:

	Three Months Ended April 2, 2022
	Beginning Balance	ASC 326 Impact	Write-offs	Provision (Reversal)	Ending Balance
Allowance for credit losses	5,449	366	(1,017)	975	5,773

	Three Months Ended March 27, 2021
	Beginning Balance	Recoveries	Write-offs	Provision (Reversal)	Ending Balance
Allowance for credit losses	4,485	—	—	(597)	3,888
(1) On January 2, 2022, the Company adopted the provisions of ASU
2016-13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326), which introduced a new model known as CECL.

Accounting Standards Update and Change in Accounting Principle	The Company adopted this standard effective January 2, 2022 using the modified retrospective method and recognized a cumulative-effect adjustment increasing accumulated deficit and increasing the allowance for credit losses by $366.

	January 2, 2022
	Pre-ASC 326 Adoption	Impact of ASC 326 Adoption	As Reported Under ASC 326

Accounts Receivable, net	107,372	(366)	107,006
Cost in Excess of Billings	23,121	—	23,121
Accumulated Deficit	(8,578)	(366)	(8,944)